Offerings - Offering: 1	Jun. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.000041666 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	3.97
Maximum Aggregate Offering Price	$ 3,970,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 548.26
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that becomes issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding shares of common stock. (2) Represents 1,000,000 additional shares of common stock reserved for issuance under the Registrant's 2020 Employee Stock Purchase Plan, as amended. (3) Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $3.97, the average of the high and low prices of the Registrant's common stock as reported on The Nasdaq Global Market on June 16, 2026.